Stock Plans (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Grant One [Member]
Information regarding stock-based awards outstanding
Number of Shares Granted	2,764,486
Grant Price	$ 16.550
Number of Shares Cancelled	448,475
Number of Shares Vested	0
Grant Two [Member]
Information regarding stock-based awards outstanding
Number of Shares Granted	1,980,166
Grant Price	26.620
Number of Shares Cancelled	353,655
Number of Shares Vested	0
Grant Three [Member]
Information regarding stock-based awards outstanding
Number of Shares Granted	8,422
Grant Price	27.655
Number of Shares Cancelled	5,704
Number of Shares Vested	0
Grant Four [Member]
Information regarding stock-based awards outstanding
Number of Shares Granted	2,758
Grant Price	29.425
Number of Shares Vested	0
Grant Five [Member]
Information regarding stock-based awards outstanding
Number of Shares Granted	1,561,331
Grant Price	33.990
Number of Shares Cancelled	102,474
Number of Shares Vested	0
Grant Six [Member]
Information regarding stock-based awards outstanding
Number of Shares Granted	3,874
Grant Price	$ 39.590
Number of Shares Vested	0